Provisions	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Provisions [Abstract]
Provisions

11.   Provisions

(a)

The Corporation has received a judgment from the Superior Court of Québec (the “Court”) regarding certain previously disclosed claims made by a company controlled by the Corporation’s former chief executive officer (the “Former CEO”) against the Corporation in respect of certain royalty payments alleged to be owed and owing to the Former CEO pursuant to the terms of an agreement entered into on February 23, 2001 between Neptune and the Former CEO (the “Agreement”). The Corporation had also filed a counterclaim against the Former CEO disputing the validity and interpretation of certain clauses contained in the Agreement and claiming the repayment of certain amounts previously paid to the Former CEO pursuant to the terms of the Agreement. Under the terms of the Agreement, it was alleged by the Former CEO that annual royalties be payable to the Former CEO, with no limit to its duration, of 1% of the sales and other revenues made by Neptune; the interpretation of which was challenged by the Corporation.

Pursuant to the judgment rendered on March 21, 2019, which Neptune has appealed, the Court ruled in favour of the Former CEO and rejected the counterclaim filed by the Corporation. As a result, the Court awarded the Former CEO payments determined by the Court to be owed under the Agreement of 1% of all sales and revenues of the Corporation incurred since March 1, 2014, which final payments remain to be determined taking into account interest, judicial cost and other expenses. The Court also declared that, pursuant to the terms of the Agreement, the royalty payments of 1% of the future sales and other revenue made by the Corporation on a consolidated basis are to be payable by the Corporation to the Former CEO biannually, but only to the extent that the cost of the royalty would not cause the Corporation to have a negative earnings before interest, taxes and amortization (in which case, the payments would be deferred to the following fiscal year).

A litigation provision of $2,130,074 has been recorded in the consolidated statement of financial position to cover the estimated cost of the judgement in accordance with the ruling above, including legal and administrative proceedings, and also estimated legal fees for the appeal. This provision excludes royalty payments due on future sales which will only be provisioned and expensed in the period the sale occurs. The timing of cash outflows of litigation provision is uncertain as it depends upon the outcome of the appeal. A litigation expense of $1,927,455 has been recorded in the consolidated statement of earnings and comprehensive income (loss). Management does not believe it is possible to make assumptions on the evolution of the cases beyond the statement of financial position date.

On May 17, 2019, the Corporation’s Motion for leave to appeal was presented to a judge of the Québec Court of Appeal, who expressed the opinion that the Corporation could appeal without necessity of obtaining leave. In order to ensure the protection of the Corporation’s rights, the judge deferred the motion to the panel who will hear the merits of the appeal. The Corporation has until July 26, 2019 to file its appeal factum.

(b)

In addition to the above, the Former CEO of the Corporation was claiming the payment of approximately $8,500,000 and the issuance of equity instruments for severance entitlements under his employment contract terminated in April 2014. On May 10, 2019, Neptune announced a settlement regarding these claims. Pursuant to the agreement entered, Neptune agreed to issue 600,000 common shares from treasury (in accordance with securities regulation) and transfer 2,100,000 shares of Acasti held by the Corporation to the Former CEO. The common shares of Acasti transferable to the Former CEO of $2,835,000 are presented as current other assets in the statement of financial position (note 20 (a)(i)). In addition, Neptune agreed to reimburse nominal legal fees.

A provision of $5,834,502 has been recorded in the consolidated statement of financial position relating to this settlement. A litigation expense of $ 6,002,928 has been recorded in the consolidated statement of earnings and comprehensive income or loss of which $5,952,000 is a non-cash expense. Neptune received full and final release on all procedures in connection with this case and the 2,100,000 shares in Acasti and 600,000 common shares of the Corporation were delivered subsequent to year-end.